Mortgage Servicing Rights	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Transfers and Servicing [Abstract]
Mortgage Servicing Rights
Mortgage Servicing Rights

We have investments in mortgage servicing rights ("MSRs") that result from the sale of loans to the secondary market for which we retain the servicing. The primary risk associated with MSRs is the potential reduction in fair value as a result of higher than anticipated prepayments due to loan refinancing prompted, in part, by declining interest rates or government intervention. Conversely, these assets generally increase in value in a rising interest rate environment to the extent that prepayments are slower than anticipated. We utilize derivatives as economic hedges to offset changes in the fair value of the MSRs resulting from the actual or anticipated changes in prepayments stemming from changing interest rate environments. There is also a risk of valuation decline due to higher than expected increases in default rates, which we do not believe can be effectively managed using derivatives. See Note 8 of the Notes to the Consolidated Financial Statements, herein, for further information regarding the derivative instruments utilized to manage our MSR risks.

Changes in the carrying value of residential first mortgage MSRs, accounted for at fair value, were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(Dollars in millions)
Balance at beginning of period	$301	$317	$296	$258
Additions from loans sold with servicing retained	51	74	173	220
Reductions from sales	(17)	(73)	(41)	(144)
Changes in fair value due to (1)
Decrease in MSR due to pay-offs, pay-downs and run-off	(19)	(9)	(45)	(34)
Changes in estimates of fair value (2)	(14)	(15)	(81)	(6)
Fair value of MSRs at end of period	$302	$294	$302	$294

(1)	Changes in fair value are included within net (loss) return on mortgage servicing rights on the Consolidated Statements of Operations.

(2)	Represents estimated MSR value change resulting primarily from market-driven changes.

The following table summarizes the hypothetical effect on the fair value of servicing rights carried at fair value using adverse changes of 10 percent and 20 percent to the weighted average of certain significant assumptions used in valuing these assets:

	September 30, 2016			December 31, 2015
		Fair value impact due to			Fair value impact due to
	Actual	10% adverse change	20% adverse change	Actual	10% adverse change	20% adverse change
		(Dollars in millions)
Option adjusted spread	9.20%	$295	$288	8.24%	$287	$279
Constant prepayment rate	15.68%	290	280	12.63%	285	275
Weighted average cost to service per loan	$70.75	299	295	$71.86	292	288

The sensitivity calculations above are hypothetical and should not be considered to be predictive of future performance. Changes in fair value based on adverse changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. To isolate the effect of the specified change, the fair value shock analysis is consistent with the identified adverse change, while holding all other assumptions constant. In practice, a change in one assumption generally impacts other assumptions, which may either magnify or counteract the effect of the change.

See Note 17 of the Notes to the Consolidated Financial Statements, herein, for further fair value disclosures relating to mortgage servicing rights.

Contractual servicing and subservicing fees. Contractual servicing and subservicing fees, including late fees and other ancillary income are presented below. Contractual servicing fees are included within net (loss) return on mortgage servicing rights on the Consolidated Statements of Operations. Contractual subservicing fees including late fees and other ancillary income are included within loan administration income on the Consolidated Statements of Operations. Subservicing fee income is recorded for fees earned, net of third party subservicing costs, for loans subserviced.

The following table summarizes income and fees associated with contractual servicing rights:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(Dollars in millions)
Income on mortgage servicing rights
Servicing fees, ancillary income and late fees (1)	$22	$18	$60	$52
Changes in fair value (2)	(33)	(24)	(126)	(38)
Gain on MSR derivatives (3)	(1)	15	44	10
Net transaction costs	1	3	1	(5)
Total (loss) return, included in net return on mortgage servicing rights	$(11)	$12	$(21)	$19

(1)	Servicing fees are recorded on the accrual basis. Ancillary income and late fees are recorded on a cash basis.

(2)	Includes a $2 million gain related to the sale of MSRs during the nine months ended September 30, 2015.

(3)	Changes in the derivatives utilized as economic hedges to offset changes in fair value of the MSRs.

The following table summarizes income and fees associated with our mortgage loans subserviced:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(Dollars in millions)
Income on mortgage loans subserviced
Subservicing fees, ancillary income and late fees (1)	$7	$8	$21	$24
Other servicing charges	(3)	—	(7)	(5)
Total income, included in loan administration	$4	$8	$14	$19

(1)	Servicing fees are recorded on the accrual basis. Ancillary income and late fees are recorded on cash basis.

Mortgage Servicing Rights

The Company has investments in mortgage servicing rights ("MSRs") resulting from the sale of loans to the secondary market and retaining the servicing. The primary risk associated with MSRs is the potential change in value as a result of higher than anticipated prepayments due to loan refinancing prompted, in part, by declining interest rates or government intervention. Conversely, these assets generally increase in value in a rising interest rate environment to the extent that prepayments are slower than anticipated. The Company also utilizes derivatives as economic hedges to offset changes in the fair value of the MSRs resulting from the actual or anticipated changes in prepayments stemming from changing interest rate environments. The Company's portfolio of MSRs is highly sensitive to movements in interest rates. There is also a risk of valuation decline due to higher than expected increases in default rates, which the Company does not believe can be effectively hedged. See Note 11 of the Notes to the Consolidated Financial Statements, herein, for additional information regarding the instruments utilized to hedge the risks of MSRs.

Changes in the carrying value of residential first mortgage MSRs, accounted for at fair value, were as follows.

	For the Years Ended December 31,
	2015	2014	2013
	(Dollars in millions)
Balance at beginning of period	$258	$285	$711
Additions from loans sold with servicing retained	260	272	402
Reductions from sales	(176)	(232)	(835)
Changes due to (1)
Decrease in MSR value due to pay-offs and pay-downs	(43)	(31)	(99)
Changes in estimates of fair value (2)	(3)	(36)	106
Fair value of MSRs at end of period	$296	$258	$285

(1)	Changes in fair value are included within net return on mortgage servicing asset on the Consolidated Statements of Operations.

(2)	Represents estimated MSR value change resulting primarily from market-driven changes in interest rates.

See Notes 1 and 24 of the Notes to the Consolidated Financial Statements, herein, for additional fair value disclosures relating to mortgage servicing rights.

The following table summarizes income and fees associated with the mortgage servicing asset.

	For the Years Ended December 31,
	2015	2014	2013
	(Dollars in millions)
Income on mortgage servicing asset
Servicing fees, ancillary income and late fees (1)	$69	$69	$185
Fair value adjustments (2)	(44)	(69)	(5)
Gain (loss) on MSR derivatives (3)	5	26	(70)
Net transaction costs	(2)	(2)	(19)
Total income on mortgage servicing asset, included in net return on mortgage servicing asset	$28	$24	$91

(1)	Servicing fees are recorded on the accrual basis. Ancillary income and late fees are recorded on a cash basis.

(2)	Includes a $2 million gain related to the sale of MSRs during the year ended December 31, 2015.

(3)	Changes in the derivatives utilized as economic hedges to offset changes in fair value of the MSRs.

Contractual servicing and subservicing fees. Contractual servicing and subservicing fees, including late fees and other ancillary income are presented below. Contractual servicing fees are included within net return on mortgage servicing asset on the Consolidated Statements of Operations. Contractual subservicing fees including late fees and other ancillary income are included within loan administration income on the Consolidated Statements of Operations. Subservicing fee income is recorded for fees earned, net of third party subservicing costs, for loans subserviced.

The following table summarizes income and fees associated with subserviced mortgage loans.

	For the Years Ended December 31,
	2015	2014	2013
	(Dollars in millions)
Income (expenses) on mortgage loans subserviced
Servicing fees, ancillary income and late fees (1)	$33	$28	$17
Other servicing charges	(7)	(4)	(11)
Total income on mortgage loans subserviced, included in loan administration	$26	$24	$6

(1)	Servicing fees are recorded on the accrual basis. Ancillary income and late fees are recorded on cash basis.

The following table summarizes the hypothetical effect on the fair value of servicing rights carried at fair value using adverse changes of 10 percent and 20 percent to the weighted-average of certain significant assumptions used in valuing these assets.

	December 31, 2015			December 31, 2014
		Fair value due to			Fair value due to
	Actual	10% adverse change	20% adverse change	Actual	10% adverse change	20% adverse change
		(Dollars in millions)
Option adjusted spread	8.24%	$287	$279	8.88%	$250	$243
Constant prepayment rate	12.63%	285	275	14.98%	253	245
Weighted average cost to service per loan	$71.86	292	288	$74.49	258	255

The sensitivity calculations above are hypothetical and should not be considered to be predictive of future performance. Changes in fair value based on adverse changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. To isolate the effect of the specified change, the fair value shock analysis is consistent with the identified adverse change, while holding all other assumptions impacting the fair value constant on the fair value of the servicing rights. In practice, a change in one assumption generally impacts other assumptions, which may either magnify or counteract the effect of the change.